(Write-down) and Gain (Loss) on Sale of Vessels and Discontinued Operations - Summary of Net (Loss) Income from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 1,019,539	$ 930,739	$ 901,227
Voyage expenses	(112,540)	(103,643)	(110,483)
Vessel operating expenses	(352,209)	(344,128)	(317,576)
Depreciation and amortization	(198,553)	(199,006)	(189,364)
General and administrative	(67,516)	(44,473)	(34,581)
Write down and loss on sale of vessels	(1,638)	(76,782)	(24,542)
Income (loss) from vessel operations	256,218	103,418	166,577
Interest expense	(88,381)	(62,855)	(47,508)
Foreign currency exchange (loss) gain	(16,140)	(5,278)	(315)
Net (loss) income from discontinued operations		(4,642)	17,568
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		20,238	62,967
Voyage expenses		(682)	(16,201)
Vessel operating expenses		(3,903)	(14,286)
Depreciation and amortization		(1,236)	(5,267)
General and administrative		(479)	(1,178)
Write down and loss on sale of vessels		(18,465)	(7,675)
Income (loss) from vessel operations		(4,527)	18,360
Interest expense		(110)	(822)
Foreign currency exchange (loss) gain		(4)	2
Other (expense) income - net		(1)	28
Net (loss) income from discontinued operations		$ (4,642)	$ 17,568